Fee Income	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Fee Income

17. Fee Income

Fee income for the years ended December 31 consists of the following:

	2020	2019
Fee income from insurance contracts	$1,059	$1,017
Fee income from service contracts:
Distribution fees	858	820
Fund management and other asset-based fees	4,180	3,662
Administrative service and other fees	784	752
Total fee income	$6,881	$6,251
Distribution fees and Fund management and other asset-based fees are primarily earned in the Asset Management segment. Administrative service and other fees are primarily earned in the Canada segment. The fee income by business segment is presented in Note 4.